SHARE-BASED EMPLOYEE REMUNERATION (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
IfrsStatementLineItems [Line Items]
Fair value of share options granted | $	$ 5,644	$ 4,292	$ 314
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	463,205	29,234	110,343
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	2,356,410	171,338	268,331
Director [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	886,000	168,000
Employee [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	910,490	224,793
Consultants [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	591,278	719,428
Consulting expense [member]
IfrsStatementLineItems [Line Items]
Equity settled share based payment transactions | $	$ 347	$ 2,589
Equity compensation plan 2017 [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	333,333